UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021—March 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2022
Vanguard Wellesley® Income Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	52

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Wellesley Income Fund
Investor Shares	$1,000.00	$993.10	$1.14
Admiral™ Shares	1,000.00	993.50	0.80
Based on Hypothetical 5% Yearly Return
Wellesley Income Fund
Investor Shares	$1,000.00	$1,023.79	$1.16
Admiral Shares	1,000.00	1,024.13	0.81
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Wellesley Income Fund
Fund Allocation
As of March 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.7%
Common Stocks	38.8
Corporate Bonds - Communications	3.2
Corporate Bonds - Consumer Discretionary	1.9
Corporate Bonds - Consumer Staples	1.4
Corporate Bonds - Energy	2.4
Corporate Bonds - Financials	16.7
Corporate Bonds - Health Care	4.9
Corporate Bonds - Industrials	2.1
Corporate Bonds - Materials	0.1
Corporate Bonds - Real Estate	0.9
Corporate Bonds - Technology	3.5
Corporate Bonds - Utilities	5.3
Sovereign Bonds	1.0
Taxable Municipal Bonds	2.9
U.S. Government and Agency Obligations	12.2
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (12.1%)
U.S. Government Securities (10.7%)
	United States Treasury Note/Bond	0.250%	9/30/23	8,445	8,211
	United States Treasury Note/Bond	1.500%	2/29/24	63,000	62,084
[1,2]	United States Treasury Note/Bond	0.250%	6/15/24	477,350	455,273
	United States Treasury Note/Bond	0.375%	8/15/24	325,000	309,512
	United States Treasury Note/Bond	0.375%	9/15/24	83,000	78,850
	United States Treasury Note/Bond	0.625%	10/15/24	501,000	478,220
	United States Treasury Note/Bond	1.000%	12/15/24	68,000	65,344
	United States Treasury Note/Bond	1.125%	1/15/25	271,270	261,267
	United States Treasury Note/Bond	1.750%	3/15/25	605,000	592,144
	United States Treasury Note/Bond	0.250%	5/31/25	411,885	383,439
	United States Treasury Note/Bond	0.250%	7/31/25	523,245	485,064
	United States Treasury Note/Bond	0.250%	8/31/25	154,990	143,414
[1]	United States Treasury Note/Bond	0.375%	1/31/26	610,370	562,399
	United States Treasury Note/Bond	0.750%	8/31/26	19,090	17,694
	United States Treasury Note/Bond	0.875%	9/30/26	84,885	79,023
	United States Treasury Note/Bond	1.125%	10/31/26	38,950	36,637
	United States Treasury Note/Bond	1.250%	12/31/26	454,835	429,748
	United States Treasury Note/Bond	1.500%	1/31/27	7,590	7,253
	United States Treasury Note/Bond	1.875%	2/28/27	361,185	351,535
	United States Treasury Note/Bond	2.500%	3/31/27	59,570	59,700
	United States Treasury Note/Bond	1.875%	2/28/29	17,650	17,038
	United States Treasury Note/Bond	1.125%	2/15/31	680	614
	United States Treasury Note/Bond	1.875%	2/15/32	208,130	199,837
[3]	United States Treasury Note/Bond	1.750%	8/15/41	364,610	315,786
[1]	United States Treasury Note/Bond	2.000%	11/15/41	1,244,205	1,124,645
	United States Treasury Note/Bond	2.375%	2/15/42	77,000	74,245
	United States Treasury Note/Bond	1.875%	11/15/51	139,030	121,782
	United States Treasury Note/Bond	2.250%	2/15/52	270,095	258,658
					6,979,416
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	25,559
Conventional Mortgage-Backed Securities (1.0%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	21,376	18,972
[4,5]	Fannie Mae Pool	3.070%	2/1/25	11,700	11,793
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/33	3	3
[4]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	16	18

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,399	1,516
[4,5,6]	UMBS Pool	2.500%	8/1/27–4/1/38	28,837	27,838
[4,5,6]	UMBS Pool	3.000%	4/13/52	601,995	588,732
					648,872
Nonconventional Mortgage-Backed Securities (0.4%)
[4,5]	Fannie Mae REMICS	1.250%	2/25/28	10,293	10,009
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	13,556	13,070
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	2,107	2,075
[4,5]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	6,640	6,434
[4,5]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	31,144	28,823
[4,5]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	35,157	34,713
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	77,257	77,965
[4,5]	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	7,532	7,644
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	6,348	6,002
[4,5]	Freddie Mac REMICS	1.750%	3/15/41	6,301	6,181
[4,5]	Freddie Mac REMICS	2.000%	7/15/31–9/15/31	14,700	14,458
[4,5]	Freddie Mac REMICS	2.500%	9/15/32	1,346	1,344
[4,5]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	33,866	33,313
[4,5]	Freddie Mac REMICS	3.500%	3/15/31–10/15/45	8,702	8,921
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	32,966	33,346
[4]	Ginnie Mae	1.700%	10/20/45	2,163	2,158
					286,456
Total U.S. Government and Agency Obligations (Cost $8,353,285)					7,940,303
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[4,7]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	10,627	6,811
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-A	0.880%	8/15/25	6,845	6,823
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	17,575	16,278
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	12,036	11,859
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	9,594	9,414
[4,7]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	40,276
[4,7]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	32,900	32,720
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	3,101	3,104
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	6,546	6,553
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	27,427	25,933
[4,7,8]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	797	797
[4,7,8]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	3,180	3,190
[4,7,8]	Apidos CLO XXXV Class A Series 2021-35A, 3M USD LIBOR + 1.050%	1.304%	4/20/34	22,200	21,960
[4,7,8]	Atlas Senior Loan Fund X Ltd. Class A Series 2018-10A, 3M USD LIBOR + 1.090%	1.331%	1/15/31	7,273	7,229
[4,7,8]	Atlas Senior Loan Fund X Ltd. Class A1L Series 2018-11A, 3M USD LIBOR + 1.100%	1.367%	7/26/31	10,000	9,931

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	Bain Capital Credit CLO Ltd. Class A Series 2021-3A, 3M USD LIBOR + 1.160%	1.419%	7/24/34	19,390	19,178
[4,7,8]	Barings CLO Ltd. Class B Series 2020-4A, 3M USD LIBOR + 1.550%	1.804%	1/20/32	13,000	12,831
[4,7,8]	Battalion CLO XX Ltd. Class B Series 2021-20A, 3M USD LIBOR + 1.750%	1.991%	7/15/34	23,565	23,273
[4,7,8]	BlueMountain CLO XXXI Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.150%	1.398%	4/19/34	30,000	29,703
[4,7,8]	Bristol Park CLO LTD Class BR, Series 2016-1A, 3M USD LIBOR + 1.450%	1.691%	4/15/29	9,000	8,898
[4,7,8]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	1.097%	9/15/36	28,565	27,834
[4,7,8]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.899%	1.296%	10/15/36	14,465	14,184
[4,7,8]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	1.047%	8/15/36	15,215	14,794
[4,7,8]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	1.297%	8/15/36	3,140	3,027
[4,7]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	19,761	17,888
[4,7,8]	Cent CLO 21 Ltd. Class A1R3 Series 2014-21A, 3M USD LIBOR + 0.970%	1.238%	7/27/30	10,000	9,924
[4,7]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	25,292	23,310
[4,7]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	5,450	5,468
[4,7,8]	CIFC Funding 2021-III Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.700%	1.941%	7/15/36	6,500	6,437
[4,7,8]	CIFC Funding Ltd. Class A Series 2018-1A, 3M USD LIBOR + 1.000%	1.241%	4/18/31	12,000	11,904
[4,7,8]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	192	192
[4,7,8]	Columbia Cent CLO 27 Ltd. Class AR Series 2018-27A, 3M USD LIBOR + 1.190%	1.442%	1/25/35	16,365	16,195
[4,7,8]	Columbia Cent CLO 30 Ltd. Class B Series 2020-30A, 3M USD LIBOR + 1.750%	2.004%	1/20/34	15,805	15,583
[4,7,8]	Columbia Cent CLO 31 Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.200%	1.454%	4/20/34	25,105	24,854
[4]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	15,099	15,065
[4,7]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	13,192	13,104
[4,7]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	37,769	34,845
[4,7]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	31,249	29,104
[4,7,8]	Dryden 87 CLO Ltd. Class A1 Series 2021-87A, 3M USD LIBOR + 1.100%	1.580%	5/20/34	28,400	27,980
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	903	904
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	7,598	7,612

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	6,273	6,274
[4,5,8]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	6.357%	10/25/28	4,199	4,388
[4,5]	FHLMC Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	7,085
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	15,279
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,785	11,018
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	7,236
[4,7]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	67,440	62,049
[4,7]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	35,940	33,534
[4,7]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	9,653	8,604
[4,7]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	9,861	8,936
[4,7,8]	LCM XXII Ltd. Class A2R Series 22A, 3M USD LIBOR + 1.450%	1.704%	10/20/28	12,700	12,569
[4,7,8]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	1.097%	3/15/38	9,716	9,499
[4,7]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	9,167	8,502
[4,7,8]	Madison Park Funding L Ltd. Class A Series 2021-50A, 3M USD LIBOR + 1.140%	1.388%	4/19/34	18,850	18,654
[4,7,8]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.198%	4/19/30	33,457	33,258
[4,7,8]	Madison Park Funding XXX Ltd. Class A Series 2018-30A, 3M USD LIBOR + 0.750%	0.991%	4/15/29	10,279	10,179
[4,7,8]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	1.041%	1/15/28	30,143	29,888
[4,7]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	3,934	3,670
[4,7,8]	Master Credit Card Trust II Class A Series 2018-1A, 1M USD LIBOR + 0.490%	0.939%	7/21/24	5,030	5,042
[4,7]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	36,145	35,049
[4,7,8]	Milos CLO Ltd. Class AR Series 2017-1A, 3M USD LIBOR + 1.070%	1.324%	10/20/30	33,000	32,795
[4,7]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	23,003	22,942
[4,7]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	98,855	92,183
[4,7]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	9,557
[4,7,8]	Oaktree CLO Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.160%	1.401%	7/15/34	17,625	17,431
[4,7,8]	Octagon 54 Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.120%	1.361%	7/15/34	20,650	20,359

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	Octagon Investment Partners 51 Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.150%	1.404%	7/20/34	29,500	29,191
[4,7,8]	OHA Credit Funding 3 Ltd. Class AR Series 2019-3A, 3M USD LIBOR + 1.140%	1.394%	7/2/35	29,660	29,393
[4,7]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	29,755	28,345
[4,7]	OneMain Financial Issuance Trust Class A Series 2019-1A	3.480%	2/14/31	1,965	1,966
[4,7,8]	Regatta VI Funding Ltd. Class AR2 Series 2016-1A, 3M USD LIBOR + 1.160%	1.414%	4/20/34	40,300	39,998
[4,7,8]	Rockland Park CLO Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.120%	1.374%	4/20/34	34,600	34,145
[4,7,8]	Rockland Park CLO Ltd. Class B Series 2021-1A, 3M USD LIBOR + 1.650%	1.904%	4/20/34	18,725	18,485
[4,7,8]	RR 16 Ltd. Class A1 Series 2021-14A, 3M USD LIBOR + 1.120%	1.361%	4/15/36	26,855	26,490
[4,7,8]	RR 16 Ltd. Class A1 Series 2021-16A, 3M USD LIBOR + 1.110%	1.351%	7/15/36	26,720	26,334
[4,7,8]	RR 16 Ltd. Class A2 Series 2021-16A, 3M USD LIBOR + 1.650%	1.891%	7/15/36	25,000	24,751
[4,7,8]	RR 18 Ltd. Class A2 Series 2021-18A, 3M USD LIBOR + 1.600%	1.841%	10/15/34	16,010	15,812
[4]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	29,070	29,154
[4,7,8]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	20,563
[4,7]	SoFi Consumer Loan Program Trust Class A Series 2020-1	2.020%	1/25/29	901	901
[4,7]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	17,935	16,688
[4,7,8]	Sound Point CLO XX Ltd. Class A Series 2018-2A, 3M USD LIBOR + 1.100%	1.367%	7/26/31	22,430	22,266
[4,7,8]	Sound Point CLO XXXI Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.650%	1.781%	10/25/34	7,595	7,489
[4,7]	START Ireland Class A Series 2019-1	4.089%	3/15/44	11,098	10,276
[4,7,8]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.188%	7/14/26	7,644	7,631
[4,7]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	40,020	36,194
[4,7]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,628	32,659
[4,7]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,185	10,083
[4,7]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	47,695	44,515
[4,7]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	30,292
[4,7,8]	Venture 43 CLO Ltd. Class A1 Series 2021-43A, 3M USD LIBOR + 1.240%	1.481%	4/15/34	10,505	10,392
[4,7,8]	Voya CLO Ltd. Class AAR2 Series 2014-1A, 3M USD LIBOR + 0.990%	1.231%	4/18/31	16,596	16,432
[4,7,8]	Wellfleet CLO X LTD Class A2R Series 2019-XA, 3M USD LIBOR + 1.750%	2.004%	7/20/32	15,700	15,514
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,801,112)					1,728,908

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (42.0%)
Communications (3.2%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	25,801
	America Movil SAB de CV	6.125%	3/30/40	10,010	12,465
	AT&T Inc.	2.750%	6/1/31	61,900	57,982
	AT&T Inc.	4.900%	6/15/42	15,834	17,116
	AT&T Inc.	4.300%	12/15/42	5,945	6,009
	AT&T Inc.	3.100%	2/1/43	10,000	8,626
	AT&T Inc.	3.650%	6/1/51	6,086	5,544
	AT&T Inc.	3.500%	9/15/53	33,465	29,589
	AT&T Inc.	3.850%	6/1/60	17,664	15,901
	AT&T Inc.	3.500%	2/1/61	19,205	16,297
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	7,635	6,900
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	7,635	6,524
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	23,930	19,881
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	4,171	3,958
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	17,885	14,362
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	14,925	13,038
	Comcast Corp.	3.375%	2/15/25	2,565	2,604
	Comcast Corp.	3.150%	3/1/26	15,280	15,419
	Comcast Corp.	3.400%	4/1/30	4,915	4,977
	Comcast Corp.	4.250%	1/15/33	15,060	16,139
	Comcast Corp.	4.200%	8/15/34	25,155	26,953
	Comcast Corp.	4.400%	8/15/35	32,657	35,143
	Comcast Corp.	3.969%	11/1/47	40,576	41,466
	Comcast Corp.	4.000%	3/1/48	17,415	17,926
	Comcast Corp.	3.999%	11/1/49	26,848	27,425
[7]	Comcast Corp.	2.887%	11/1/51	37,513	31,848
	Comcast Corp.	2.450%	8/15/52	47,300	37,615
	Comcast Corp.	4.049%	11/1/52	19,891	20,695
[7]	Comcast Corp.	2.937%	11/1/56	144,696	120,674
[7]	Comcast Corp.	2.987%	11/1/63	109,670	89,891
[7]	Cox Communications Inc.	2.600%	6/15/31	12,960	11,732
[7]	Cox Communications Inc.	4.800%	2/1/35	58,525	61,540
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,674	10,793
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,168	22,221
	Discovery Communications LLC	3.950%	3/20/28	15,084	15,075
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,455
	Discovery Communications LLC	3.625%	5/15/30	24,240	23,549
	Discovery Communications LLC	4.650%	5/15/50	22,143	21,614
	Discovery Communications LLC	4.000%	9/15/55	27,367	23,649
[7]	Magallanes Inc.	4.279%	3/15/32	32,110	32,291
[7]	Magallanes Inc.	5.050%	3/15/42	27,580	28,137

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Magallanes Inc.	5.141%	3/15/52	16,590	16,984
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	7,000
[7]	NBN Co. Ltd.	1.625%	1/8/27	25,935	23,832
[7]	NBN Co. Ltd.	2.625%	5/5/31	28,797	26,409
[7]	NBN Co. Ltd.	2.500%	1/8/32	68,983	61,900
[7]	NTT Finance Corp.	1.162%	4/3/26	76,700	70,804
[7]	NTT Finance Corp.	2.065%	4/3/31	10,125	9,139
[7]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	42,451
	Orange SA	9.000%	3/1/31	54,566	75,805
	Paramount Global Inc.	3.700%	6/1/28	14,790	14,709
[7]	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,354
[7]	Sky Ltd.	3.750%	9/16/24	42,911	43,633
[4,7]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	32,951	33,627
	Telefonica Emisiones SA	5.213%	3/8/47	23,755	25,575
	Telefonica Emisiones SA	5.520%	3/1/49	18,149	20,368
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,391
	T-Mobile USA Inc.	2.050%	2/15/28	37,480	34,340
	T-Mobile USA Inc.	3.875%	4/15/30	59,480	59,730
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	17,874
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,464
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	17,175
	T-Mobile USA Inc.	4.500%	4/15/50	23,440	23,805
	T-Mobile USA Inc.	3.300%	2/15/51	20,490	17,307
	T-Mobile USA Inc.	3.600%	11/15/60	9,670	8,265
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,720	3,917
	Verizon Communications Inc.	4.329%	9/21/28	22,990	24,267
[7]	Verizon Communications Inc.	2.355%	3/15/32	22,780	20,596
	Verizon Communications Inc.	4.812%	3/15/39	50,074	56,580
	Verizon Communications Inc.	4.750%	11/1/41	23,900	26,312
	Verizon Communications Inc.	2.987%	10/30/56	39,918	33,030
	Vodafone Group plc	5.000%	5/30/38	1,890	2,061
	Walt Disney Co.	2.000%	9/1/29	84,065	77,828
	Walt Disney Co.	2.650%	1/13/31	13,285	12,691
	Walt Disney Co.	6.200%	12/15/34	11,000	13,897
	Walt Disney Co.	3.500%	5/13/40	52,100	50,773
	Walt Disney Co.	2.750%	9/1/49	14,600	12,456
	Walt Disney Co.	3.600%	1/13/51	48,240	47,663
	Walt Disney Co.	3.800%	5/13/60	16,160	16,258
					2,073,094
Consumer Discretionary (1.9%)
	Amazon.com Inc.	2.800%	8/22/24	8,900	8,973
	Amazon.com Inc.	4.800%	12/5/34	55,880	64,312
	Amazon.com Inc.	4.950%	12/5/44	17,920	21,771
	Amazon.com Inc.	4.250%	8/22/57	32,790	37,208
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,544
	American Honda Finance Corp.	2.000%	3/24/28	34,925	32,429
[7]	BMW US Capital LLC	2.250%	9/15/23	93,000	92,659
[7]	BMW US Capital LLC	0.800%	4/1/24	25,960	24,915
[7]	BMW US Capital LLC	1.250%	8/12/26	28,890	26,617
[7]	Daimler Finance North America LLC	3.250%	8/1/24	3,970	3,982
[4]	Duke University	2.832%	10/1/55	9,635	8,459
	Emory University	2.143%	9/1/30	39,256	36,838
[7]	ERAC USA Finance LLC	3.300%	10/15/22	745	751

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,942
[7]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	36,032
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	59,636
	George Washington University	3.545%	9/15/46	10,000	9,439
	Georgetown University	4.315%	4/1/49	5,155	5,463
	Georgetown University	2.943%	4/1/50	9,795	8,048
	Home Depot Inc.	3.900%	12/6/28	10,040	10,520
	Home Depot Inc.	2.700%	4/15/30	7,305	7,076
	Home Depot Inc.	1.875%	9/15/31	8,465	7,562
	Home Depot Inc.	3.250%	4/15/32	22,220	22,222
	Home Depot Inc.	3.300%	4/15/40	32,073	30,934
	Home Depot Inc.	4.400%	3/15/45	22,390	24,724
	Home Depot Inc.	4.250%	4/1/46	4,500	4,895
	Home Depot Inc.	4.500%	12/6/48	12,020	13,567
	Home Depot Inc.	3.125%	12/15/49	2,435	2,235
	Home Depot Inc.	2.375%	3/15/51	2,435	1,956
	Home Depot Inc.	2.750%	9/15/51	19,470	16,771
	Home Depot Inc.	3.625%	4/15/52	39,335	39,227
[7]	Hyundai Capital America	0.800%	4/3/23	118,000	115,772
[7]	Hyundai Capital America	0.875%	6/14/24	30,300	28,661
[7]	Hyundai Capital America	1.650%	9/17/26	36,110	32,930
[4]	Johns Hopkins University	4.083%	7/1/53	7,145	7,909
[4]	Johns Hopkins University	2.813%	1/1/60	2,920	2,406
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	114,115
	Lowe's Cos. Inc.	3.750%	4/1/32	17,090	17,287
	McDonald's Corp.	3.250%	6/10/24	4,400	4,456
	McDonald's Corp.	4.875%	12/9/45	22,775	25,466
	McDonald's Corp.	3.625%	9/1/49	28,770	27,525
[4]	Northeastern University	2.894%	10/1/50	8,570	7,321
	Starbucks Corp.	4.500%	11/15/48	49,962	53,582
	Starbucks Corp.	3.350%	3/12/50	7,185	6,458
	Thomas Jefferson University	3.847%	11/1/57	11,905	11,197
[4]	University of Chicago	2.761%	4/1/45	9,540	8,426
	University of Miami	4.063%	4/1/52	16,335	16,335
	VF Corp.	2.800%	4/23/27	23,720	23,444
	VF Corp.	2.950%	4/23/30	54,225	51,656
					1,235,653
Consumer Staples (1.4%)
	Altria Group Inc.	5.800%	2/14/39	18,180	19,699
	Altria Group Inc.	4.500%	5/2/43	5,615	5,175
	Altria Group Inc.	3.875%	9/16/46	22,625	19,182
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	16,803
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	59,800	66,443
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	18,181
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	40,029
	BAT Capital Corp.	3.557%	8/15/27	60,340	58,719
[7]	BAT International Finance plc	3.950%	6/15/25	15,000	14,959
[7]	Cargill Inc.	2.125%	4/23/30	10,230	9,347
[7]	Cargill Inc.	4.760%	11/23/45	57,879	66,252
[7]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	21,564
[7]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	51,368
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,963
	Conagra Brands Inc.	1.375%	11/1/27	12,255	10,894

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conagra Brands Inc.	5.300%	11/1/38	10,375	11,390
	Constellation Brands Inc.	3.750%	5/1/50	4,690	4,353
[7]	Danone SA	2.589%	11/2/23	10,000	9,996
[7]	Danone SA	2.947%	11/2/26	68,785	68,576
	Diageo Capital plc	2.625%	4/29/23	42,580	42,758
	Diageo Capital plc	2.375%	10/24/29	19,420	18,378
	Diageo Capital plc	2.000%	4/29/30	11,315	10,362
	Diageo Capital plc	2.125%	4/29/32	3,585	3,250
	Diageo Investment Corp.	2.875%	5/11/22	17,245	17,280
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	11,699
	Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	9,509
	Hormel Foods Corp.	1.700%	6/3/28	11,685	10,774
[7]	Imperial Brands Finance plc	3.750%	7/21/22	58,995	59,162
	Kroger Co.	3.850%	8/1/23	5,055	5,130
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	5,626
	Molson Coors Beverage Co.	3.000%	7/15/26	57,600	56,771
	PepsiCo Inc.	2.375%	10/6/26	72,545	71,357
	Philip Morris International Inc.	4.500%	3/20/42	11,665	11,708
	Philip Morris International Inc.	3.875%	8/21/42	22,785	21,246
	Philip Morris International Inc.	4.125%	3/4/43	10,000	9,514
	Philip Morris International Inc.	4.875%	11/15/43	5,835	6,133
	Philip Morris International Inc.	4.250%	11/10/44	15,000	14,563
[7]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	21,207
					927,320
Energy (2.4%)
	BP Capital Markets America Inc.	1.749%	8/10/30	16,205	14,352
	BP Capital Markets America Inc.	2.721%	1/12/32	94,170	88,745
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	14,726
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	27,770
	BP Capital Markets America Inc.	3.001%	3/17/52	54,330	46,701
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	17,613
	BP Capital Markets plc	2.500%	11/6/22	8,000	8,036
	BP Capital Markets plc	3.994%	9/26/23	13,130	13,389
	BP Capital Markets plc	3.814%	2/10/24	38,000	38,766
	BP Capital Markets plc	3.506%	3/17/25	41,710	42,460
	Chevron Corp.	3.191%	6/24/23	44,600	45,073
	ConocoPhillips Co.	4.950%	3/15/26	12,710	13,614
[7]	ConocoPhillips Co.	3.758%	3/15/42	11,185	11,369
[7]	Coterra Energy Inc.	4.375%	6/1/24	30,289	30,918
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,863
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	14,850
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	7,268
[7]	EIG Pearl Holdings Sarl	3.545%	8/31/36	46,800	44,691
[7]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	23,350
	Energy Transfer LP	5.350%	5/15/45	3,410	3,515
	Energy Transfer LP	5.300%	4/15/47	5,600	5,743
	Energy Transfer LP	5.400%	10/1/47	20,601	21,512
	Energy Transfer Operating LP	5.000%	5/15/50	10,000	10,139
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,409
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	23,576
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	4,990
	Enterprise Products Operating LLC	3.300%	2/15/53	24,250	20,737
	Equinor ASA	2.450%	1/17/23	10,840	10,884
	Equinor ASA	2.650%	1/15/24	10,105	10,126
	Equinor ASA	3.700%	3/1/24	20,035	20,433

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	3.250%	11/10/24	17,460	17,626
	Equinor ASA	2.875%	4/6/25	4,965	4,969
	Equinor ASA	3.125%	4/6/30	82,270	81,978
	Equinor ASA	2.375%	5/22/30	15,795	14,914
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,788
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,390
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	34,392
	Exxon Mobil Corp.	2.440%	8/16/29	24,070	23,070
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	35,516
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	11,664
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	50,945	46,968
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	38,270	34,640
[7]	Qatar Energy	2.250%	7/12/31	32,240	29,805
[7]	Qatar Energy	3.125%	7/12/41	23,670	21,649
[7]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	28,093
[7]	Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	21,397
[7]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	25,998
[7]	Schlumberger Investment SA	2.400%	8/1/22	20,765	20,777
	Shell International Finance BV	3.250%	5/11/25	28,680	28,968
	Shell International Finance BV	4.125%	5/11/35	40,575	42,895
	Shell International Finance BV	5.500%	3/25/40	10,795	13,294
	Shell International Finance BV	4.375%	5/11/45	95,725	103,873
	Shell International Finance BV	3.000%	11/26/51	51,310	45,815
	Suncor Energy Inc.	5.950%	12/1/34	13,000	15,034
	Total Capital International SA	2.700%	1/25/23	32,714	32,849
	Total Capital International SA	3.750%	4/10/24	50,000	50,974
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	60,958
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	15,084
					1,540,996
Financials (16.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	14,995	13,823
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	8,910	8,019
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	7,120	6,258
[7]	AIA Group Ltd.	3.600%	4/9/29	49,000	49,386
[7]	AIA Group Ltd.	3.375%	4/7/30	12,795	12,736
	American International Group Inc.	3.750%	7/10/25	9,640	9,807
	American International Group Inc.	4.250%	3/15/29	33,365	35,009
	American International Group Inc.	4.700%	7/10/35	2,550	2,735
	American International Group Inc.	6.250%	5/1/36	8,338	10,298
	American International Group Inc.	4.500%	7/16/44	22,339	24,166
	American International Group Inc.	4.800%	7/10/45	7,655	8,627
	American International Group Inc.	4.750%	4/1/48	21,540	24,719
	American International Group Inc.	4.375%	6/30/50	13,125	14,383
	American International Group Inc.	4.375%	1/15/55	5,100	5,444
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	18,420	18,050
[7]	Athene Global Funding	1.000%	4/16/24	23,855	22,831
[7]	Athene Global Funding	1.985%	8/19/28	700	615
[7]	Athene Global Funding	2.717%	1/7/29	42,315	38,904
[7]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	20,757
[7]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	21,697
[7]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	10,000	8,956

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	3.125%	2/23/23	28,600	28,796
	Banco Santander SA	3.848%	4/12/23	17,000	17,231
	Banco Santander SA	1.849%	3/25/26	48,600	45,454
	Banco Santander SA	2.749%	12/3/30	16,800	14,770
	Banco Santander SA	2.958%	3/25/31	9,800	9,048
	Bank of America Corp.	4.000%	1/22/25	26,225	26,713
	Bank of America Corp.	3.559%	4/23/27	54,370	54,566
	Bank of America Corp.	3.593%	7/21/28	37,995	38,088
	Bank of America Corp.	3.419%	12/20/28	48,603	48,169
	Bank of America Corp.	4.271%	7/23/29	72,640	75,019
	Bank of America Corp.	3.974%	2/7/30	69,430	70,576
	Bank of America Corp.	3.194%	7/23/30	33,250	32,194
	Bank of America Corp.	2.496%	2/13/31	99,085	90,919
	Bank of America Corp.	2.687%	4/22/32	65,125	59,859
	Bank of America Corp.	2.572%	10/20/32	21,500	19,582
	Bank of America Corp.	6.110%	1/29/37	30,000	35,839
	Bank of America Corp.	3.846%	3/8/37	62,865	60,233
	Bank of America Corp.	5.875%	2/7/42	8,770	11,046
	Bank of America Corp.	3.311%	4/22/42	30,000	27,759
	Bank of America Corp.	5.000%	1/21/44	24,180	27,811
	Bank of America Corp.	3.946%	1/23/49	5,290	5,367
	Bank of America Corp.	4.330%	3/15/50	59,475	63,707
	Bank of America Corp.	2.972%	7/21/52	29,030	24,808
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	32,682
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,839
[8]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.349%	10/30/23	43,060	43,256
	Bank of Nova Scotia	2.700%	8/3/26	60,225	59,042
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,498
[7]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	31,301
	Barclays plc	3.932%	5/7/25	52,770	53,183
	Barclays plc	2.852%	5/7/26	9,735	9,465
	Barclays plc	2.279%	11/24/27	14,635	13,611
	Barclays plc	2.667%	3/10/32	52,470	47,041
	Barclays plc	2.894%	11/24/32	42,750	38,800
	Barclays plc	3.330%	11/24/42	16,060	13,983
[8]	Barclays plc, 3M USD LIBOR + 1.380%	1.839%	5/16/24	36,710	36,971
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	20,000	19,397
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	23,907
	BlackRock Inc.	2.100%	2/25/32	24,410	22,115
[7]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	18,535	16,920
[7]	BNP Paribas SA	2.950%	5/23/22	4,365	4,371
	BNP Paribas SA	3.250%	3/3/23	4,190	4,232
[7]	BNP Paribas SA	3.800%	1/10/24	56,070	56,602
[7]	BNP Paribas SA	3.375%	1/9/25	61,070	60,883
[7]	BNP Paribas SA	2.819%	11/19/25	44,480	43,464
[7]	BNP Paribas SA	1.323%	1/13/27	20,420	18,601
[7]	BNP Paribas SA	3.500%	11/16/27	74,220	73,259
[7]	BNP Paribas SA	2.591%	1/20/28	66,815	62,872
[7]	BNP Paribas SA	2.159%	9/15/29	30,900	27,554
[7]	BNP Paribas SA	2.871%	4/19/32	23,320	21,313
[7]	BPCE SA	5.700%	10/22/23	10,670	11,038
	BPCE SA	4.000%	4/15/24	25,885	26,359
[7]	BPCE SA	5.150%	7/21/24	37,185	38,318
[7]	BPCE SA	2.045%	10/19/27	24,910	22,955

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	BPCE SA	3.500%	10/23/27	64,900	63,314
[7]	BPCE SA	2.700%	10/1/29	48,550	45,907
[7]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,409
[7]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	15,923
[7]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	34,314
[7]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	24,344
[7]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	32,791
[8]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	1.605%	6/16/22	57,790	57,835
	Capital One Financial Corp.	3.750%	4/24/24	60,945	61,843
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,069
	Charles Schwab Corp.	0.750%	3/18/24	58,465	56,522
	Charles Schwab Corp.	3.200%	3/2/27	19,790	19,915
	Charles Schwab Corp.	2.000%	3/20/28	45,325	42,458
	Charles Schwab Corp.	2.900%	3/3/32	46,475	44,738
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,639
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	12,455
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	27,101
	Citigroup Inc.	0.981%	5/1/25	52,610	50,201
	Citigroup Inc.	1.462%	6/9/27	105,990	97,588
	Citigroup Inc.	3.070%	2/24/28	34,000	33,178
	Citigroup Inc.	4.125%	7/25/28	45,085	45,796
	Citigroup Inc.	3.520%	10/27/28	72,260	71,762
	Citigroup Inc.	6.625%	6/15/32	9,000	10,890
	Citigroup Inc.	2.520%	11/3/32	25,345	22,728
	Citigroup Inc.	3.878%	1/24/39	37,225	37,348
	Citigroup Inc.	5.875%	1/30/42	7,460	9,219
	Citigroup Inc.	2.904%	11/3/42	19,070	16,371
	Citigroup Inc.	5.300%	5/6/44	12,142	13,810
[7]	CNO Global Funding	1.650%	1/6/25	8,460	8,065
[7]	CNO Global Funding	2.650%	1/6/29	22,195	20,511
	Comerica Bank	2.500%	7/23/24	26,085	25,739
[7]	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	70,714
[7]	Commonwealth Bank of Australia	3.784%	3/14/32	9,825	9,501
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	45,830
[7]	Corebridge Financial Inc.	3.900%	4/5/32	19,830	19,801
[7]	Corebridge Financial Inc.	4.350%	4/5/42	5,430	5,429
[7]	Corebridge Financial Inc.	4.400%	4/5/52	13,765	13,763
[7]	Credit Agricole SA	3.750%	4/24/23	31,690	32,160
[7]	Credit Agricole SA	3.250%	10/4/24	79,590	79,607
	Credit Suisse AG	3.625%	9/9/24	3,955	4,001
[7]	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,400
	Credit Suisse Group AG	3.750%	3/26/25	57,400	57,230
[7]	Credit Suisse Group AG	2.593%	9/11/25	33,940	32,833
[7]	Credit Suisse Group AG	1.305%	2/2/27	49,860	44,573
[7]	Credit Suisse Group AG	3.869%	1/12/29	11,050	10,811
[7]	Credit Suisse Group AG	3.091%	5/14/32	41,460	37,303
[7,8]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	2.043%	6/12/24	24,825	24,973
[7]	Danske Bank A/S	3.875%	9/12/23	45,515	45,950
[7]	Danske Bank A/S	5.375%	1/12/24	57,035	58,905
[7]	Danske Bank A/S	1.621%	9/11/26	30,135	27,868
[7]	Danske Bank A/S	1.549%	9/10/27	55,390	50,500
[7]	DNB Bank ASA	1.535%	5/25/27	51,450	47,302
[7]	DNB Bank ASA	1.605%	3/30/28	45,295	40,955
[7]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	14,363

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	24,729
[7]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	11,318
[7]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	30,120
[7]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	27,230
	Fifth Third Bancorp	2.550%	5/5/27	9,850	9,538
	Fifth Third Bank NA	3.850%	3/15/26	29,295	29,793
[7]	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,441
[7]	GA Global Funding Trust	1.000%	4/8/24	36,170	34,627
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,811
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,826
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	44,276
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	13,354
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	48,196
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	36,953
	Goldman Sachs Group Inc.	1.431%	3/9/27	76,670	70,761
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	39,661
	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	14,559
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	73,252
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	56,329
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,710	19,856
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	80,578
	Goldman Sachs Group Inc.	2.383%	7/21/32	45,765	40,668
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	22,262
	Goldman Sachs Group Inc.	3.102%	2/24/33	83,655	78,937
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	26,727
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	8,980
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	22,091
[7]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,701
	HSBC Holdings plc	3.600%	5/25/23	56,130	56,784
	HSBC Holdings plc	0.976%	5/24/25	19,405	18,408
	HSBC Holdings plc	3.900%	5/25/26	7,915	8,005
	HSBC Holdings plc	1.589%	5/24/27	27,800	25,430
	HSBC Holdings plc	2.251%	11/22/27	73,225	68,218
	HSBC Holdings plc	4.041%	3/13/28	27,520	27,631
	HSBC Holdings plc	2.013%	9/22/28	10,000	9,076
	HSBC Holdings plc	4.583%	6/19/29	40,190	41,460
	HSBC Holdings plc	2.206%	8/17/29	32,365	29,154
	HSBC Holdings plc	2.357%	8/18/31	62,305	55,334
	HSBC Holdings plc	7.625%	5/17/32	15,800	20,070
	HSBC Holdings plc	2.804%	5/24/32	54,790	49,881
	HSBC Holdings plc	2.871%	11/22/32	16,015	14,580
	HSBC Holdings plc	6.500%	5/2/36	22,000	26,703
	HSBC Holdings plc	6.100%	1/14/42	43,680	55,362
	HSBC Holdings plc	5.250%	3/14/44	5,795	6,385
[8]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.488%	5/18/24	26,495	26,514
	HSBC USA Inc.	3.500%	6/23/24	18,355	18,550
	ING Groep NV	3.950%	3/29/27	33,605	34,020
	ING Groep NV	1.726%	4/1/27	33,125	30,595
	Intercontinental Exchange Inc.	1.850%	9/15/32	4,915	4,259
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	5,235
	Intercontinental Exchange Inc.	3.000%	6/15/50	40,645	35,601
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	23,513
[7]	JAB Holdings BV	2.200%	11/23/30	10,375	9,258
[7]	JAB Holdings BV	3.750%	5/28/51	20,355	18,716

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Jackson National Life Global Funding	3.250%	1/30/24	48,955	49,259
[7]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	17,543
	JPMorgan Chase & Co.	3.375%	5/1/23	20,345	20,578
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,447
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,881
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	28,187
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	26,972
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	74,519
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	25,243
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,582
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	13,357
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	41,811
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	19,072
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	33,170
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	20,336
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	34,401
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	85,027
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	19,416
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	17,620
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	16,408
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	13,620
	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	163,606
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	34,337
[7]	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,653
[7]	Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	9,774
[7]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	24,690
	Loews Corp.	2.625%	5/15/23	14,100	14,125
[7]	LSEGA Financing plc	1.375%	4/6/26	97,795	90,044
[7]	LSEGA Financing plc	2.000%	4/6/28	63,125	57,629
[7]	LSEGA Financing plc	2.500%	4/6/31	38,890	35,885
[7]	Macquarie Group Ltd.	4.150%	3/27/24	50,725	51,334
[7]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	38,052
[7]	Macquarie Group Ltd.	2.871%	1/14/33	59,070	52,401
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,988
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	23,402
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	12,044
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	15,298
[7]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	15,931
	MetLife Inc.	3.600%	4/10/24	28,000	28,519
	MetLife Inc.	4.125%	8/13/42	5,300	5,505
	MetLife Inc.	4.875%	11/13/43	17,500	19,746
[7]	Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,007
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	30,115
[7]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	42,379
[7]	Metropolitan Life Global Funding I	2.400%	1/11/32	58,345	53,490
[7]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	28,602
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	64,540
	Morgan Stanley	3.750%	2/25/23	23,000	23,360
	Morgan Stanley	3.875%	4/29/24	22,050	22,498
	Morgan Stanley	0.790%	5/30/25	51,000	48,461
	Morgan Stanley	2.720%	7/22/25	51,520	50,974
	Morgan Stanley	4.000%	7/23/25	20,805	21,319
	Morgan Stanley	2.630%	2/18/26	60,280	59,173
	Morgan Stanley	3.125%	7/27/26	36,950	36,623
	Morgan Stanley	4.350%	9/8/26	15,000	15,474

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	3.625%	1/20/27	31,000	31,295
	Morgan Stanley	3.772%	1/24/29	56,830	57,280
	Morgan Stanley	2.699%	1/22/31	72,345	67,678
	Morgan Stanley	7.250%	4/1/32	51,100	66,026
	Morgan Stanley	2.239%	7/21/32	52,315	46,386
	Morgan Stanley	2.511%	10/20/32	90,340	81,805
	Morgan Stanley	2.943%	1/21/33	31,085	29,127
	Morgan Stanley	2.484%	9/16/36	53,080	45,569
	Morgan Stanley	4.300%	1/27/45	24,705	25,987
	Nasdaq Inc.	3.250%	4/28/50	4,850	4,197
	Nasdaq Inc.	3.950%	3/7/52	34,865	33,828
[7]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	73,124
[7]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	49,935
[7]	National Australia Bank Ltd.	3.347%	1/12/37	24,765	22,775
[7]	Nationwide Building Society	3.622%	4/26/23	22,755	23,000
[7]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	47,344
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	65,895
	Natwest Group plc	1.642%	6/14/27	30,570	27,946
[7]	NatWest Markets plc	0.800%	8/12/24	23,725	22,381
[7]	NBK SPC Ltd.	2.750%	5/30/22	56,875	56,912
[7]	NBK SPC Ltd.	1.625%	9/15/27	67,250	61,483
[7]	New York Life Global Funding	2.900%	1/17/24	58,670	58,823
[7]	New York Life Insurance Co.	5.875%	5/15/33	44,785	53,522
[7]	New York Life Insurance Co.	3.750%	5/15/50	17,810	17,203
[7]	New York Life Insurance Co.	4.450%	5/15/69	14,535	14,973
[7]	Nordea Bank Abp	1.500%	9/30/26	65,000	59,678
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	23,433
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	8,196
[7]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	48,081
	PNC Bank NA	3.300%	10/30/24	14,645	14,800
	PNC Bank NA	2.950%	2/23/25	34,775	34,828
	PNC Bank NA	3.100%	10/25/27	42,485	42,567
	PNC Bank NA	3.250%	1/22/28	60,960	60,871
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	40,965
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	50,560
[7]	Principal Life Global Funding II	2.500%	9/16/29	45,000	42,412
	Prudential Financial Inc.	3.000%	3/10/40	8,200	7,403
	Prudential plc	3.125%	4/14/30	21,325	20,656
[7]	RGA Global Funding	2.700%	1/18/29	32,500	30,725
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	26,280
[7]	Standard Chartered plc	1.214%	3/23/25	12,545	11,984
	State Street Corp.	2.653%	5/15/23	31,280	31,291
[7]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	96,138
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	60,754
[7]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	21,990	24,426
[7]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	45,301
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	39,045
[7]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	37,464
[7]	Temasek Financial I Ltd.	2.375%	8/2/41	46,325	40,482
[7]	Temasek Financial I Ltd.	2.250%	4/6/51	40,775	33,320
[7]	Temasek Financial I Ltd.	2.500%	10/6/70	23,800	19,076
	Truist Bank	3.300%	5/15/26	11,955	12,028
	Truist Financial Corp.	2.200%	3/16/23	60,000	60,079
	Truist Financial Corp.	3.700%	6/5/25	48,000	48,795

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Truist Financial Corp.	1.950%	6/5/30	33,005	29,786
[7]	UBS AG	1.250%	6/1/26	60,465	55,661
[7]	UBS Group AG	1.494%	8/10/27	40,025	36,467
[7]	UBS Group AG	3.126%	8/13/30	18,240	17,556
[7]	UBS Group AG	2.095%	2/11/32	25,345	22,179
[7]	UBS Group AG	2.746%	2/11/33	28,115	25,609
[7]	UBS Group AG	3.179%	2/11/43	29,380	26,061
[7]	UniCredit SpA	1.982%	6/3/27	37,130	33,559
[7]	UniCredit SpA	3.127%	6/3/32	40,330	35,517
	US Bancorp	3.700%	1/30/24	39,005	39,868
	US Bancorp	2.375%	7/22/26	45,000	43,938
	US Bancorp	2.677%	1/27/33	64,325	61,165
	US Bancorp	2.491%	11/3/36	63,125	56,549
[7]	USAA Capital Corp.	2.125%	5/1/30	3,735	3,449
	Wachovia Corp.	6.605%	10/1/25	15,000	16,443
	Wells Fargo & Co.	4.480%	1/16/24	34,444	35,455
	Wells Fargo & Co.	3.750%	1/24/24	30,455	31,020
	Wells Fargo & Co.	3.000%	2/19/25	28,660	28,664
	Wells Fargo & Co.	0.805%	5/19/25	24,935	23,817
	Wells Fargo & Co.	3.550%	9/29/25	27,170	27,542
	Wells Fargo & Co.	3.000%	4/22/26	36,830	36,508
	Wells Fargo & Co.	4.100%	6/3/26	45,700	46,875
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,348
	Wells Fargo & Co.	3.196%	6/17/27	57,145	56,457
	Wells Fargo & Co.	3.526%	3/24/28	70,000	69,907
	Wells Fargo & Co.	2.879%	10/30/30	28,045	26,694
	Wells Fargo & Co.	2.572%	2/11/31	98,745	91,755
	Wells Fargo & Co.	3.350%	3/2/33	21,795	21,192
	Wells Fargo & Co.	5.606%	1/15/44	28,551	34,167
	Wells Fargo & Co.	4.650%	11/4/44	20,735	22,168
	Wells Fargo & Co.	4.900%	11/17/45	16,060	17,777
	Wells Fargo & Co.	4.400%	6/14/46	36,200	37,725
	Wells Fargo & Co.	4.750%	12/7/46	38,790	42,385
					10,788,299
Health Care (4.8%)
	AbbVie Inc.	3.800%	3/15/25	12,825	13,089
	AbbVie Inc.	3.200%	11/21/29	21,925	21,664
	AbbVie Inc.	4.300%	5/14/36	2,780	2,917
	AbbVie Inc.	4.050%	11/21/39	19,895	20,523
	AbbVie Inc.	4.400%	11/6/42	3,470	3,678
	AbbVie Inc.	4.850%	6/15/44	14,075	15,609
	AbbVie Inc.	4.450%	5/14/46	35,585	37,892
	AbbVie Inc.	4.250%	11/21/49	22,440	23,415
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	18,132
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	16,368
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	17,004
	Aetna Inc.	2.800%	6/15/23	32,080	32,220
[7]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,479
[7]	Alcon Finance Corp.	2.600%	5/27/30	7,035	6,507
[7]	Alcon Finance Corp.	3.800%	9/23/49	32,825	30,707
	AmerisourceBergen Corp.	0.737%	3/15/23	27,355	26,961
	Amgen Inc.	3.625%	5/22/24	38,185	38,896
	Amgen Inc.	2.300%	2/25/31	67,075	61,712
	Amgen Inc.	3.350%	2/22/32	5,690	5,643
	Amgen Inc.	3.150%	2/21/40	9,035	8,250

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.150%	11/15/41	6,373	7,236
	Amgen Inc.	2.770%	9/1/53	8,878	7,146
	Anthem Inc.	3.650%	12/1/27	13,150	13,420
	Anthem Inc.	4.101%	3/1/28	42,145	43,748
	Anthem Inc.	2.550%	3/15/31	38,225	35,764
	Anthem Inc.	4.650%	8/15/44	3,181	3,470
	Ascension Health	2.532%	11/15/29	48,025	46,266
[4]	Ascension Health	4.847%	11/15/53	1,950	2,430
	AstraZeneca plc	3.375%	11/16/25	27,755	28,172
	AstraZeneca plc	4.000%	1/17/29	33,295	35,090
	Banner Health	2.907%	1/1/42	12,150	10,686
[7]	Baxter International Inc.	2.272%	12/1/28	36,960	34,241
[7]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	24,215
[7]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	16,592
[7]	Bayer US Finance LLC	3.375%	10/8/24	26,960	26,945
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	12,965	11,236
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	17,605
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	10,297
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,453
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,303	7,393
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	9,244
	Bristol-Myers Squibb Co.	2.950%	3/15/32	10,915	10,697
	Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	17,973
	Bristol-Myers Squibb Co.	3.550%	3/15/42	40,260	39,868
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,553	6,314
	Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	53,535
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,765	14,728
	Bristol-Myers Squibb Co.	3.700%	3/15/52	14,050	14,136
	Children's Hospital Corp.	2.585%	2/1/50	5,670	4,748
	Cigna Corp.	3.250%	4/15/25	30,765	30,890
	Cigna Corp.	4.375%	10/15/28	18,115	19,054
	CommonSpirit Health	2.950%	11/1/22	33,780	33,983
	CommonSpirit Health	4.200%	8/1/23	11,695	11,880
	CommonSpirit Health	2.760%	10/1/24	28,080	27,848
	CommonSpirit Health	3.347%	10/1/29	44,950	43,637
	CommonSpirit Health	2.782%	10/1/30	22,715	20,979
[4]	CommonSpirit Health	4.350%	11/1/42	22,185	22,414
	CommonSpirit Health	4.187%	10/1/49	53,398	53,468
	CommonSpirit Health	3.910%	10/1/50	3,140	3,002
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	9,215
	CVS Health Corp.	2.750%	12/1/22	20,000	20,102
	CVS Health Corp.	4.300%	3/25/28	1,905	1,997
	CVS Health Corp.	1.750%	8/21/30	4,915	4,308
	CVS Health Corp.	4.875%	7/20/35	18,205	19,977
	CVS Health Corp.	4.125%	4/1/40	18,000	18,263
	CVS Health Corp.	5.125%	7/20/45	25,595	28,964
[4,7]	CVS Pass-Through Trust	5.926%	1/10/34	11,407	12,538
	Dignity Health	3.812%	11/1/24	18,560	18,742
	Gilead Sciences Inc.	2.500%	9/1/23	36,390	36,475
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,800
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,972
	Gilead Sciences Inc.	4.500%	2/1/45	30,892	32,827
	Gilead Sciences Inc.	4.150%	3/1/47	14,640	15,041
	Gilead Sciences Inc.	2.800%	10/1/50	20,185	16,592
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	25,957

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	19,224
	GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	51,697
[7]	HCA Inc.	3.625%	3/15/32	20,465	20,055
[7]	HCA Inc.	4.375%	3/15/42	4,590	4,537
[7]	HCA Inc.	4.625%	3/15/52	10,970	11,113
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	10,938
	Johnson & Johnson	2.450%	3/1/26	78,000	77,592
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	15,179
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	34,692
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	14,630
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	34,079
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	29,287
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	28,374
	Mayo Clinic	4.128%	11/15/52	6,465	7,017
	Medtronic Inc.	3.500%	3/15/25	9,849	10,056
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	13,324
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	17,607
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	8,320
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	6,383
	Merck & Co. Inc.	2.750%	2/10/25	38,000	38,117
	Merck & Co. Inc.	3.400%	3/7/29	58,390	59,799
	Merck & Co. Inc.	4.150%	5/18/43	28,405	30,841
	Mercy Health	4.302%	7/1/28	19,830	20,688
	Novartis Capital Corp.	3.400%	5/6/24	13,425	13,673
	Novartis Capital Corp.	4.400%	5/6/44	21,485	24,390
	OhioHealth Corp.	2.297%	11/15/31	12,575	11,513
	Pfizer Inc.	3.000%	12/15/26	28,400	28,652
	Pfizer Inc.	3.450%	3/15/29	52,500	54,053
	Pfizer Inc.	1.700%	5/28/30	9,100	8,274
	Pfizer Inc.	4.100%	9/15/38	52,715	57,065
	Pfizer Inc.	2.550%	5/28/40	11,300	10,121
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,682
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	7,215
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	9,422
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	10,025
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	24,278
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	12,148
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	26,997
[7]	Roche Holdings Inc.	2.375%	1/28/27	61,570	59,930
[7]	Roche Holdings Inc.	2.607%	12/13/51	12,495	10,802
	Royalty Pharma plc	2.200%	9/2/30	10,425	9,129
	Royalty Pharma plc	3.300%	9/2/40	15,135	12,923
	Royalty Pharma plc	3.550%	9/2/50	48,265	40,148
	Rush Obligated Group	3.922%	11/15/29	12,000	12,333
	SSM Health Care Corp.	3.823%	6/1/27	41,615	42,504
	Sutter Health	2.294%	8/15/30	19,905	17,986
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,825	27,769
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,290	16,350
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,960	8,208
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,320	17,359
	Toledo Hospital	5.750%	11/15/38	17,965	19,530

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,108
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,352
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	35,705
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	10,409
	UnitedHealth Group Inc.	2.300%	5/15/31	14,600	13,705
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	10,396
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	26,767
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	7,255
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	11,448
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	40,656
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	33,396
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	14,253
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	9,052
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	4,945
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	13,776
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	5,511
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	41,628
	UnitedHealth Group Inc.	2.900%	5/15/50	76,019	67,607
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	18,716
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	8,872
	UnitedHealth Group Inc.	3.125%	5/15/60	12,840	11,498
	Wyeth LLC	5.950%	4/1/37	15,000	19,038
					3,138,360
Industrials (2.1%)
[7]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	15,753
[7]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	26,277
[7]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,943
[7]	BAE Systems plc	3.400%	4/15/30	9,390	9,253
	Boeing Co.	1.433%	2/4/24	34,165	33,054
	Boeing Co.	2.700%	2/1/27	16,380	15,731
	Boeing Co.	3.625%	2/1/31	24,370	23,716
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	4,445
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	6,382
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	22,488
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	28,946
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	3,425
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	15,431
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	11,867
	Canadian National Railway Co.	2.450%	5/1/50	25,925	21,138
	Canadian Pacific Railway Co.	2.450%	12/2/31	8,515	7,897
	Canadian Pacific Railway Co.	3.100%	12/2/51	20,120	17,892
	Carrier Global Corp.	2.722%	2/15/30	15,103	14,196
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	39,758
	Caterpillar Inc.	3.400%	5/15/24	19,475	19,797
	Caterpillar Inc.	5.200%	5/27/41	19,770	23,979
	CSX Corp.	4.300%	3/1/48	16,635	17,769
	CSX Corp.	3.350%	9/15/49	7,745	7,224
[7]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	26,835	26,782
	Eaton Corp.	6.500%	6/1/25	10,000	10,910
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	43,499
	John Deere Capital Corp.	2.800%	1/27/23	8,000	8,058
	John Deere Capital Corp.	3.350%	6/12/24	9,000	9,142
	John Deere Capital Corp.	3.450%	3/13/25	43,560	44,270
	Kansas City Southern	4.950%	8/15/45	13,845	15,354

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	2.900%	3/1/25	26,840	26,955
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,312
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,411
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	7,675
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	13,933
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	5,058
	Otis Worldwide Corp.	2.565%	2/15/30	8,155	7,621
	Parker-Hannifin Corp.	3.250%	6/14/29	9,065	8,944
	Parker-Hannifin Corp.	4.450%	11/21/44	14,290	14,821
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,630
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	22,337
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	54,129
	Raytheon Technologies Corp.	4.125%	11/16/28	32,800	34,291
	Raytheon Technologies Corp.	4.450%	11/16/38	9,050	9,821
	Raytheon Technologies Corp.	4.500%	6/1/42	34,249	37,702
	Raytheon Technologies Corp.	3.750%	11/1/46	5,891	5,825
[7]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	61,014
[7]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	62,644
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	21,840	20,114
[7]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	38,245	35,158
[7]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	44,893
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	27,854
	Teledyne Technologies Inc.	2.250%	4/1/28	40,240	37,331
	Teledyne Technologies Inc.	2.750%	4/1/31	44,340	41,082
	Union Pacific Corp.	3.700%	3/1/29	27,750	28,619
	Union Pacific Corp.	2.800%	2/14/32	10,855	10,436
	Union Pacific Corp.	3.375%	2/14/42	17,820	17,218
	Union Pacific Corp.	3.250%	2/5/50	14,765	13,792
	Union Pacific Corp.	3.799%	10/1/51	29,538	30,172
	Union Pacific Corp.	3.500%	2/14/53	34,490	33,684
	Union Pacific Corp.	3.839%	3/20/60	32,310	32,668
	Union Pacific Corp.	3.550%	5/20/61	10,000	9,512
	Union Pacific Corp.	2.973%	9/16/62	7,030	5,945
	Union Pacific Corp.	3.750%	2/5/70	16,165	15,779
[4]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	5,341	5,028
					1,381,784
Materials (0.1%)
[7]	Air Liquide Finance SA	2.250%	9/27/23	21,000	20,931
[7]	Air Liquide Finance SA	2.500%	9/27/26	16,815	16,505
[7]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	18,363
					55,799
Real Estate (0.9%)
	American Tower Corp.	5.000%	2/15/24	8,641	8,940
	American Tower Corp.	4.400%	2/15/26	7,300	7,503
	American Tower Corp.	3.800%	8/15/29	32,261	32,150
	Boston Properties LP	3.125%	9/1/23	13,520	13,601
	Boston Properties LP	3.800%	2/1/24	1,780	1,805
	Crown Castle International Corp.	3.650%	9/1/27	10,385	10,346
	Crown Castle International Corp.	3.800%	2/15/28	8,575	8,567
	Crown Castle International Corp.	2.100%	4/1/31	76,475	66,245
	CubeSmart LP	2.250%	12/15/28	11,790	10,739

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	3.000%	7/15/50	35,915	29,016
	Healthpeak Properties Inc.	2.125%	12/1/28	29,850	27,535
	Healthpeak Properties Inc.	3.000%	1/15/30	30,600	29,411
	Realty Income Corp.	3.400%	1/15/28	8,845	8,828
	Realty Income Corp.	2.200%	6/15/28	25,855	24,006
	Realty Income Corp.	3.250%	1/15/31	19,405	19,084
	Realty Income Corp.	2.850%	12/15/32	19,565	18,484
[7]	SBA Tower Trust	1.840%	4/15/27	53,140	48,744
[7]	SBA Tower Trust	2.593%	10/15/31	50,750	46,188
[7]	SBA Tower Trust	3.448%	3/15/48	28,730	28,726
[7]	SBA Tower Trust	2.836%	1/15/50	24,160	23,774
[7]	SBA Tower Trust	1.884%	7/15/50	9,320	8,796
[7]	SBA Tower Trust	1.631%	5/15/51	40,475	38,019
[7]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	30,059
	Simon Property Group LP	3.750%	2/1/24	6,645	6,755
	Simon Property Group LP	3.375%	10/1/24	20,470	20,700
	Simon Property Group LP	2.450%	9/13/29	38,350	35,778
					603,799
Technology (3.5%)
	Apple Inc.	3.000%	2/9/24	22,750	23,033
	Apple Inc.	3.450%	5/6/24	31,140	31,813
	Apple Inc.	2.850%	5/11/24	45,635	46,026
	Apple Inc.	2.750%	1/13/25	21,615	21,666
	Apple Inc.	3.250%	2/23/26	38,220	38,955
	Apple Inc.	2.450%	8/4/26	55,182	54,553
	Apple Inc.	3.350%	2/9/27	56,435	57,640
	Apple Inc.	3.200%	5/11/27	39,750	40,424
	Apple Inc.	2.900%	9/12/27	83,420	83,587
	Apple Inc.	3.850%	5/4/43	15,275	16,060
	Apple Inc.	4.450%	5/6/44	4,035	4,594
	Apple Inc.	3.850%	8/4/46	36,510	38,696
	Apple Inc.	2.650%	5/11/50	26,520	22,996
	Apple Inc.	2.550%	8/20/60	50,285	41,198
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	11,029
	Broadcom Inc.	4.250%	4/15/26	3,395	3,486
	Broadcom Inc.	4.110%	9/15/28	38,911	39,478
	Broadcom Inc.	4.150%	11/15/30	4,670	4,731
[7]	Broadcom Inc.	2.600%	2/15/33	4,300	3,739
[7]	Broadcom Inc.	3.419%	4/15/33	10,360	9,668
[7]	Broadcom Inc.	3.500%	2/15/41	26,355	23,525
[7]	Broadcom Inc.	3.750%	2/15/51	12,880	11,502
	Cisco Systems Inc.	2.500%	9/20/26	15,921	15,812
	Fiserv Inc.	3.200%	7/1/26	21,845	21,785
	Intel Corp.	2.875%	5/11/24	29,825	30,063
	Intel Corp.	2.000%	8/12/31	11,260	10,223
	Intel Corp.	4.100%	5/19/46	47,755	50,909
	Intel Corp.	3.250%	11/15/49	10,000	9,269
	Intel Corp.	3.050%	8/12/51	60,730	54,021
	Intel Corp.	3.200%	8/12/61	16,360	14,469
	International Business Machines Corp.	3.375%	8/1/23	61,300	62,128
	International Business Machines Corp.	3.625%	2/12/24	22,800	23,240
	International Business Machines Corp.	3.000%	5/15/24	81,400	81,959
	International Business Machines Corp.	7.000%	10/30/25	25,000	28,278

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	3.300%	5/15/26	148,025	149,588
	International Business Machines Corp.	3.500%	5/15/29	98,025	99,968
	Microsoft Corp.	2.875%	2/6/24	47,230	47,838
	Microsoft Corp.	2.700%	2/12/25	23,890	24,027
	Microsoft Corp.	3.125%	11/3/25	11,865	12,052
	Microsoft Corp.	2.400%	8/8/26	64,501	63,971
	Microsoft Corp.	3.450%	8/8/36	25,692	26,669
	Microsoft Corp.	2.525%	6/1/50	162,183	140,634
	Microsoft Corp.	2.921%	3/17/52	115,380	107,804
	Microsoft Corp.	2.675%	6/1/60	19,051	16,458
	Oracle Corp.	2.500%	5/15/22	38,860	38,878
	Oracle Corp.	2.400%	9/15/23	63,535	63,283
	Oracle Corp.	2.950%	11/15/24	80,105	79,679
	Oracle Corp.	1.650%	3/25/26	51,805	48,225
	Oracle Corp.	3.250%	11/15/27	96,975	94,370
	Oracle Corp.	4.000%	11/15/47	16,360	14,469
	Oracle Corp.	3.950%	3/25/51	16,985	14,866
	Oracle Corp.	3.850%	4/1/60	18,920	15,514
	QUALCOMM Inc.	1.300%	5/20/28	27,611	24,955
	QUALCOMM Inc.	2.150%	5/20/30	44,450	41,358
	QUALCOMM Inc.	1.650%	5/20/32	41,504	36,125
[7]	S&P Global Inc.	2.700%	3/1/29	25,905	25,106
[7]	S&P Global Inc.	2.900%	3/1/32	11,910	11,544
[7]	S&P Global Inc.	3.700%	3/1/52	13,635	13,832
	Workday Inc.	3.700%	4/1/29	9,155	9,170
	Workday Inc.	3.800%	4/1/32	35,295	35,264
					2,286,202
Utilities (5.2%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	4,692
	AEP Texas Inc.	3.450%	1/15/50	16,810	14,978
	Alabama Power Co.	5.200%	6/1/41	3,365	3,738
	Alabama Power Co.	4.100%	1/15/42	5,595	5,513
	Alabama Power Co.	3.750%	3/1/45	20,255	19,500
	Alabama Power Co.	4.300%	7/15/48	27,790	29,148
	Ameren Illinois Co.	2.700%	9/1/22	58,000	58,059
	Ameren Illinois Co.	3.800%	5/15/28	22,365	23,009
	Ameren Illinois Co.	3.700%	12/1/47	5,085	5,041
	American Water Capital Corp.	2.950%	9/1/27	20,245	20,068
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,451
	American Water Capital Corp.	4.200%	9/1/48	29,696	31,037
	American Water Capital Corp.	4.150%	6/1/49	885	915
	American Water Capital Corp.	3.450%	5/1/50	4,430	4,171
	Arizona Public Service Co.	3.350%	5/15/50	16,830	14,723
	Baltimore Gas and Electric Co.	2.800%	8/15/22	26,250	26,287
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	20,427
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	8,515
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	39,541
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	1,055
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	12,198
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	34,057
[7]	Boston Gas Co.	3.150%	8/1/27	8,010	7,748
[7]	Boston Gas Co.	3.001%	8/1/29	5,700	5,437
[7]	Boston Gas Co.	3.757%	3/16/32	13,050	13,036
[7]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	61,358
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	7,280

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	9,295
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,425
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	12,859
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,975
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	12,808
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	6,326
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	4,961
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	19,006
	Commonwealth Edison Co.	3.850%	3/15/52	13,160	13,639
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	11,158
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	56,411
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	32,482
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,664
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,814
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	28,554
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	27,023
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	27,272	28,832
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,350	1,253
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,667
[7]	Dominion Energy Inc.	2.450%	1/15/23	106,490	106,706
	Dominion Energy Inc.	4.900%	8/1/41	13,562	14,770
	Dominion Energy Inc.	4.600%	3/15/49	13,855	15,087
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,952
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,663
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	28,339
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	11,323
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	7,271
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	29,359
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,700
	Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	16,527
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,988
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	6,677
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,346
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	17,053
	Duke Energy Corp.	2.650%	9/1/26	17,480	17,042
	Duke Energy Corp.	3.400%	6/15/29	11,420	11,329
	Duke Energy Corp.	3.300%	6/15/41	33,075	29,942
	Duke Energy Corp.	4.800%	12/15/45	37,600	40,193
	Duke Energy Corp.	3.750%	9/1/46	14,740	13,895
	Duke Energy Corp.	3.500%	6/15/51	36,945	33,679
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	38,454
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,059
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	6,389
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	65,206
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	10,378
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	33,415
[7]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,984
[7]	East Ohio Gas Co.	3.000%	6/15/50	19,575	16,997
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,225
[7]	Electricite de France SA	4.875%	9/21/38	69,690	73,056
[7]	Electricite de France SA	4.875%	1/22/44	2,910	3,005
[7]	Electricite de France SA	4.950%	10/13/45	12,500	12,950
	Emera US Finance LP	3.550%	6/15/26	32,320	32,323
	Entergy Corp.	2.950%	9/1/26	7,085	6,977

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,934
	Evergy Inc.	2.450%	9/15/24	28,130	27,600
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	2,798
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,821
	Evergy Metro Inc.	4.200%	3/15/48	3,282	3,447
	Eversource Energy	2.900%	10/1/24	25,155	25,053
	Eversource Energy	3.150%	1/15/25	6,775	6,764
	Eversource Energy	3.300%	1/15/28	14,490	14,265
	Eversource Energy	3.375%	3/1/32	14,435	14,125
[7]	Exelon Corp.	3.350%	3/15/32	35,015	34,158
	Florida Power & Light Co.	6.200%	6/1/36	12,452	15,772
	Florida Power & Light Co.	5.950%	2/1/38	10,000	12,601
	Florida Power & Light Co.	5.690%	3/1/40	4,994	6,261
	Florida Power & Light Co.	5.250%	2/1/41	29,745	35,420
	Florida Power & Light Co.	4.125%	2/1/42	20,000	21,164
	Florida Power & Light Co.	3.700%	12/1/47	27,690	28,153
	Fortis Inc.	3.055%	10/4/26	44,365	43,851
	Georgia Power Co.	4.750%	9/1/40	34,725	36,956
	Georgia Power Co.	4.300%	3/15/42	28,162	28,476
	Georgia Power Co.	3.700%	1/30/50	9,335	8,699
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	15,039
[7]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	36,200
[7]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	5,850
[7]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	26,577
[7]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	7,128
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	11,876
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	1,199
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	15,787
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	12,034
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	41,275
[7]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,441
[7]	Monongahela Power Co.	4.100%	4/15/24	11,000	11,187
[7]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,945
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,428
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	32,043
	Nevada Power Co.	3.125%	8/1/50	17,655	15,768
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	33,294
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	31,170
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	12,950
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	19,255
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	41,505	38,032
[7]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	36,156
[7]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	18,044
	NiSource Inc.	5.250%	2/15/43	13,546	14,667
	NiSource Inc.	4.800%	2/15/44	7,995	8,326
	Northern States Power Co.	2.250%	4/1/31	4,915	4,553
[4,7]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	40,052
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,078
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,865
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	18,778
	Oglethorpe Power Corp.	5.050%	10/1/48	4,806	5,369
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	19,454
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	11,336
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,829

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	13,392
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,592
[7]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	20,289
	PacifiCorp	2.950%	6/1/23	14,835	14,851
	PacifiCorp	3.600%	4/1/24	20,000	20,281
	PacifiCorp	3.350%	7/1/25	15,354	15,408
	PacifiCorp	2.700%	9/15/30	8,500	8,134
	PacifiCorp	5.750%	4/1/37	14,188	16,713
	PacifiCorp	4.125%	1/15/49	2,262	2,359
	PacifiCorp	4.150%	2/15/50	11,330	11,854
	PacifiCorp	3.300%	3/15/51	20,663	19,070
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	3,248
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	14,208
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,235
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,482
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,843
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,431
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,800
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	13,760
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	20,639
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,331
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	5,504
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,589
	San Diego Gas & Electric Co.	2.950%	8/15/51	711	625
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	43,249
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	10,618	9,630
	SCE Recovery Funding LLC	1.942%	5/15/38	3,915	3,499
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	3,137
	Sempra Energy	3.700%	4/1/29	5,190	5,221
	Sempra Energy	3.800%	2/1/38	20,000	19,685
	Sempra Energy	6.000%	10/15/39	21,184	25,937
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,893
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,278
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,719
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,343
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,208
	Southern California Edison Co.	4.050%	3/15/42	17,788	17,181
	Southern California Edison Co.	3.900%	3/15/43	8,782	8,184
	Southern California Edison Co.	4.650%	10/1/43	16,770	17,432
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,321
	Southern California Edison Co.	4.000%	4/1/47	3,675	3,541
	Southern California Edison Co.	4.125%	3/1/48	32,029	31,335
	Southern California Edison Co.	3.650%	2/1/50	25,325	23,408
	Southern California Gas Co.	2.600%	6/15/26	28,885	28,261
	Southern California Gas Co.	2.950%	4/15/27	26,220	25,859
	Southern Co.	2.950%	7/1/23	44,985	45,220
	Southern Co.	4.400%	7/1/46	25,160	25,822
	Southwest Gas Corp.	2.200%	6/15/30	9,465	8,344
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,671
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,038
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,691
[7]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	63,500	63,507
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,259
	Union Electric Co.	4.000%	4/1/48	14,942	15,441
	Union Electric Co.	3.900%	4/1/52	13,335	13,806

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	41,360
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	11,551
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,351
	Xcel Energy Inc.	3.350%	12/1/26	33,370	33,435
					3,405,151
Total Corporate Bonds (Cost $28,071,868)					27,436,457
Sovereign Bonds (1.0%)
[7]	Government of Bermuda	2.375%	8/20/30	18,120	16,623
[7]	Government of Bermuda	3.375%	8/20/50	7,115	6,303
[7]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,320	30,531
	Province of Ontario	2.500%	4/27/26	100,400	99,525
	Province of Quebec	2.500%	4/20/26	134,755	133,746
	Republic of Chile	2.550%	1/27/32	37,535	35,319
	Republic of Chile	2.550%	7/27/33	37,110	33,840
	Republic of Chile	3.500%	1/31/34	19,975	19,779
	Republic of Chile	3.500%	4/15/53	22,895	20,559
	Republic of Chile	3.100%	1/22/61	14,340	11,801
	Republic of Colombia	4.000%	2/26/24	29,348	29,381
	Republic of Panama	2.252%	9/29/32	36,590	32,397
[4]	Republic of Panama	3.870%	7/23/60	23,230	20,391
[7]	State of Qatar	3.875%	4/23/23	69,280	70,517
[7]	State of Qatar	3.375%	3/14/24	3,250	3,299
[7]	State of Qatar	4.400%	4/16/50	13,435	15,089
	United Mexican States	3.500%	2/12/34	29,690	27,636
	United Mexican States	4.400%	2/12/52	18,705	17,228
Total Sovereign Bonds (Cost $648,280)					623,964
Taxable Municipal Bonds (2.9%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	4,382
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	14,735	13,954
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	6,636
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	38,118
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	9,489
	California GO	7.500%	4/1/34	5,845	8,056
	California GO	7.350%	11/1/39	45,195	63,966
	California GO	7.600%	11/1/40	2,215	3,370
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	9,220	9,409
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	20,630	20,996
	California State University College & University Revenue	2.719%	11/1/52	12,175	10,265
	California State University College & University Revenue	2.939%	11/1/52	15,330	13,161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	4,780	6,410
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	61,935	79,618
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	31,650	40,686

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,836
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	9,083
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	8,978
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	7,177
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,645
	Duke University College & University Revenue	5.850%	4/1/37	62,165	81,534
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	5,145	5,123
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	38,475	37,626
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	64,234	85,726
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	2,158
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	4,155
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	11,260	11,152
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	53,710	48,504
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	12,495	11,739
	Houston TX GO	6.290%	3/1/32	13,425	15,867
	Illinois GO	5.100%	6/1/33	142,585	151,626
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	20,461
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,901
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	43,634
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	12,600
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	14,583
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	15,573
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	25,931
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	18,656
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	15,543
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	20,317
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	11,657
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	21,435
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	3,551
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	2,255	2,421

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	35,735
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	43,233
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	10,981
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	42,206
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	21,345	20,117
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	11,865	11,164
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	34,612
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	15,170
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	8,686
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	10,335	9,366
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	22,362
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	17,737
[11]	Oregon School Boards Assn. GO	4.759%	6/30/28	13,576	14,149
[10]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	30,087
[12]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	76,580
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	1,960	2,114
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	14,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	58,883
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	12,766
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	12,582
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,962
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	10,724
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	19,017
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	24,635	27,689
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	8,990	7,644
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	30,923
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	7,477
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	13,675
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	18,311
	University of California College & University Revenue	1.316%	5/15/27	13,645	12,525

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	1.614%	5/15/30	23,375	20,621
	University of California College & University Revenue	4.601%	5/15/31	19,390	20,768
	University of California College & University Revenue	4.765%	5/15/44	4,740	4,942
	University of California College & University Revenue	3.931%	5/15/45	18,275	18,498
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	14,642
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	21,711
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	12,995
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	24,612
	University of Michigan College & University Revenue Class A Revenue	3.504%	4/1/52	14,470	14,714
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	4,254	4,281
[9]	Wisconsin Appropriations Revenue	5.700%	5/1/26	6,875	7,370
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	29,321
Total Taxable Municipal Bonds (Cost $1,828,733)					1,895,967
				Shares
Common Stocks (38.4%)
Communication Services (1.4%)
	Comcast Corp. Class A			12,325,322	577,072
	Verizon Communications Inc.			6,252,986	318,527
					895,599
Consumer Discretionary (1.6%)
	Home Depot Inc.			2,369,457	709,250
	McDonald's Corp.			670,672	165,844
	Darden Restaurants Inc.			1,185,862	157,660
					1,032,754
Consumer Staples (5.8%)
	Procter & Gamble Co.			5,553,128	848,518
	Mondelez International Inc. Class A			9,275,564	582,320
	Philip Morris International Inc.			5,420,623	509,213
	PepsiCo Inc.			2,452,300	410,466
	Kimberly-Clark Corp.			2,324,280	286,258
	Archer-Daniels-Midland Co.			3,043,753	274,729
	Unilever plc ADR			5,462,156	248,910
	Coca-Cola Co.			3,871,852	240,055
	Kellogg Co.			3,364,191	216,957
	Sysco Corp.			1,818,880	148,512
					3,765,938
Energy (3.0%)
	ConocoPhillips			7,054,456	705,445
	Pioneer Natural Resources Co.			2,146,578	536,709

Wellesley Income Fund
		Shares	Market Value• ($000)
[13]	TC Energy Corp.	5,615,992	316,749
	EOG Resources Inc.	2,370,685	282,657
	Phillips 66	1,761,246	152,154
			1,993,714
Financials (7.9%)
	JPMorgan Chase & Co.	6,210,883	846,668
	Chubb Ltd.	3,264,675	698,314
	MetLife Inc.	9,608,907	675,314
	Morgan Stanley	7,443,906	650,597
	Progressive Corp.	3,608,835	411,371
	PNC Financial Services Group Inc.	2,130,117	392,900
	Truist Financial Corp.	6,878,747	390,025
	BlackRock Inc.	485,053	370,663
	Bank of America Corp.	8,600,412	354,509
	Royal Bank of Canada	2,629,491	289,504
	M&T Bank Corp.	621,321	105,314
			5,185,179
Health Care (6.2%)
	Johnson & Johnson	5,225,749	926,159
	Pfizer Inc.	14,392,392	745,094
	Eli Lilly & Co.	2,083,098	596,537
	Merck & Co. Inc.	6,912,882	567,202
	Medtronic plc	3,891,058	431,713
	CVS Health Corp.	3,771,003	381,663
	AstraZeneca plc ADR	4,130,716	274,032
	Koninklijke Philips NV GDR	5,309,947	162,113
			4,084,513
Industrials (4.1%)
	General Dynamics Corp.	2,260,327	545,146
	Eaton Corp. plc	2,638,057	400,352
	Raytheon Technologies Corp.	3,815,719	378,023
	Johnson Controls International plc	5,072,097	332,578
	L3Harris Technologies Inc.	1,228,350	305,208
	Caterpillar Inc.	1,320,839	294,309
	Canadian National Railway Co.	2,004,170	268,847
	Honeywell International Inc.	704,380	137,058
			2,661,521
Information Technology (3.4%)
	Cisco Systems Inc.	14,302,227	797,492
	Texas Instruments Inc.	3,046,799	559,027
	Analog Devices Inc.	2,329,297	384,753
	Corning Inc.	7,744,833	285,862
	Broadcom Inc.	352,199	221,772
			2,248,906
Materials (1.2%)
	LyondellBasell Industries NV Class A	3,980,075	409,231
	PPG Industries Inc.	1,977,724	259,220
[13]	Rio Tinto plc ADR	1,521,789	122,352
			790,803
Real Estate (0.4%)
	Crown Castle International Corp.	1,520,268	280,641

Wellesley Income Fund
				Shares	Market Value• ($000)
Utilities (3.4%)
	Exelon Corp.			10,240,827	487,771
	American Electric Power Co. Inc.			4,415,306	440,515
	Sempra Energy (XNYS)			2,408,893	404,983
	Dominion Energy Inc.			4,423,829	375,893
	Duke Energy Corp.			3,051,193	340,696
	DTE Energy Co.			1,076,598	142,337
					2,192,195
Total Common Stocks (Cost $16,020,413)					25,131,763
		Coupon
Temporary Cash Investments (1.9%)
Money Market Fund (0.5%)
[14,15]	Vanguard Market Liquidity Fund	0.312%		3,341,982	334,165
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.5%)
	Bank of America Securities, LLC (Dated 3/31/22, Repurchase Value $2,800,000, collateralized by Ginnie Mae 3.000%–3.500%, 11/20/51–2/20/52, with a value of $2,856,000)	0.300%	4/1/22	2,800	2,800
	Deutsche Bank Securities, Inc. (Dated 3/31/22, Repurchase Value $31,400,000, collateralized by Federal Home Loan Bank 0.000%, 4/29/22, and U.S. Treasury Bill 0.000%, 4/19/22, with a value of $32,028,000)	0.300%	4/1/22	31,400	31,400
	HSBC Bank USA (Dated 3/31/22, Repurchase Value $12,600,000, collateralized by U.S. Treasury Bill 0.000%, 4/21/22–9/8/22, U.S. Treasury Inflation Indexed Note/Bond 0.250%–1.375%, 1/15/25–2/15/49, and U.S. Treasury Note/Bond 0.125%–2.875%, 4/30/23–11/15/50, with a value of $12,852,000)	0.295%	4/1/22	12,600	12,600
	HSBC Bank USA (Dated 3/31/22, Repurchase Value $23,100,000, collateralized by Freddie Mac 2.000%–2.500%, 8/1/50–3/1/52, with a value of $23,562,000)	0.300%	4/1/22	23,100	23,100
	JP Morgan Securities LLC (Dated 3/31/22, Repurchase Value $26,900,000, collateralized by U.S. Treasury Bill 0.000%, 4/21/22, and U.S. Treasury Note/Bond 1.250%, 12/31/26, with a value of $27,438,000)	0.280%	4/1/22	26,900	26,900

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Natixis SA (Dated 3/31/22, Repurchase Value $140,601,000, collateralized by U.S. Treasury Bill 0.000%, 9/29/22, U.S. Treasury Inflation Indexed Note/Bond 1.375%–2.125%, 2/15/41–2/15/44, and U.S. Treasury Note/Bond 0.125%–3.125%, 7/31/22–8/15/51, with a value of $143,412,000)	0.300%	4/1/22	140,600	140,600
NatWest Markets plc (Dated 3/31/22, Repurchase Value $32,500,000, collateralized by U.S. Treasury Note/Bond 1.625%–5.000%, 5/15/37–11/15/50, with a value of $33,150,000)	0.300%	4/1/22	32,500	32,500
Nomura International plc (Dated 3/31/22, Repurchase Value $16,300,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%, 7/15/29, and U.S. Treasury Note/Bond 2.000%–3.375%, 5/15/44–8/15/51, with a value of $16,626,000)	0.270%	4/1/22	16,300	16,300
RBC Capital Markets LLC (Dated 3/31/22, Repurchase Value $23,700,000, collateralized by Fannie Mae 3.000%, 11/1/51, Freddie Mac 2.000%–3.500%, 3/1/43–4/1/51, and U.S. Treasury Note/Bond 2.875%, 5/15/28, with a value of $24,174,000)	0.300%	4/1/22	23,700	23,700
Societe Generale (Dated 3/31/22, Repurchase Value $10,800,000, collateralized by Fannie Mae 3.000%–4.000%, 5/1/42–3/1/50, with a value of $11,016,000)	0.295%	4/1/22	10,800	10,800
				320,700
U.S. Government and Agency Obligations (0.9%)
United States Treasury Bill	0.010%	4/5/22	129,032	129,030
United States Treasury Bill	0.122%	4/19/22	17,204	17,203
United States Treasury Bill	0.553%–0.558%	6/30/22	100,000	99,872
United States Treasury Bill	0.160%	11/3/22	46,815	46,529
United States Treasury Bill	0.448%–0.690%	12/29/22	185,000	183,225

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Bill	1.205%–1.220%	2/23/23	100,000	98,693
				574,552
Total Temporary Cash Investments (Cost $1,230,987)				1,229,417
Total Investments (100.9%) (Cost $57,954,678)				65,986,779
Other Assets and Liabilities—Net (-0.9%)				(605,151)
Net Assets (100%)				65,381,628
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,684,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $8,065,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $10,862,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $9,175,972,000, representing 14.0% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $309,367,000.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
15	Collateral of $334,175,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
CLO—Collaterized Loan Obligation.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	2,686	569,222	(7,670)
5-Year U.S. Treasury Note	June 2022	2,043	234,307	(7,358)
Ultra 10-Year U.S. Treasury Note	June 2022	1,249	169,200	(5,091)
				(20,119)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S38-V1	6/21/27	USD	692,915	(1.000)	(11,369)	(965)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $57,620,514)	65,652,614
Affiliated Issuers (Cost $334,164)	334,165
Total Investments in Securities	65,986,779
Investment in Vanguard	2,255
Cash	370,513
Foreign Currency, at Value (Cost $569)	575
Receivables for Investment Securities Sold	145,400
Receivables for Accrued Income	343,115
Receivables for Capital Shares Issued	24,975
Variation Margin Receivable—Futures Contracts	1,235
Variation Margin Receivable—Centrally Cleared Swap Contracts	6
Total Assets	66,874,853
Liabilities
Payables for Investment Securities Purchased	1,105,544
Collateral for Securities on Loan	334,175
Payables to Investment Advisor	10,593
Payables for Capital Shares Redeemed	39,678
Payables to Vanguard	3,235
Total Liabilities	1,493,225
Net Assets	65,381,628
1 Includes $309,367 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	55,850,782
Total Distributable Earnings (Loss)	9,530,846
Net Assets	65,381,628

Investor Shares—Net Assets
Applicable to 437,701,435 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,140,504
Net Asset Value Per Share—Investor Shares	$27.74

Admiral Shares—Net Assets
Applicable to 792,447,698 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,241,124
Net Asset Value Per Share—Admiral Shares	$67.19

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends[1]	375,201
Interest	533,248
Securities Lending—Net	142
Total Income	908,591
Expenses
Investment Advisory Fees—Note B
Basic Fee	18,036
Performance Adjustment	3,285
The Vanguard Group—Note C
Management and Administrative—Investor Shares	9,902
Management and Administrative—Admiral Shares	25,636
Marketing and Distribution—Investor Shares	630
Marketing and Distribution—Admiral Shares	1,289
Custodian Fees	143
Shareholders’ Reports—Investor Shares	98
Shareholders’ Reports—Admiral Shares	169
Trustees’ Fees and Expenses	17
Other Expenses	8
Total Expenses	59,213
Net Investment Income	849,378
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,803,449
Futures Contracts	(39,544)
Swap Contracts	8,760
Foreign Currencies	(116)
Realized Net Gain (Loss)	1,772,549
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(3,037,677)
Futures Contracts	(20,092)
Swap Contracts	(965)
Foreign Currencies	73
Change in Unrealized Appreciation (Depreciation)	(3,058,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	(436,734)
1	Dividends are net of foreign withholding taxes of $1,910,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($15,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	849,378	1,652,204
Realized Net Gain (Loss)	1,772,549	2,275,119
Change in Unrealized Appreciation (Depreciation)	(3,058,661)	2,824,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(436,734)	6,751,591
Distributions
Investor Shares	(596,280)	(524,963)
Admiral Shares	(2,610,677)	(2,128,302)
Total Distributions	(3,206,957)	(2,653,265)
Capital Share Transactions
Investor Shares	190,004	(465,746)
Admiral Shares	2,053,112	2,845,572
Net Increase (Decrease) from Capital Share Transactions	2,243,116	2,379,826
Total Increase (Decrease)	(1,400,575)	6,478,152
Net Assets
Beginning of Period	66,782,203	60,304,051
End of Period	65,381,628	66,782,203

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.31	$27.46	$27.18	$26.43	$26.66	$26.13
Investment Operations
Net Investment Income[1]	.357	.724	.775	.803	.779	.769
Net Realized and Unrealized Gain (Loss) on Investments	(.533)	2.306	.576	1.787	.086	.810
Total from Investment Operations	(.176)	3.030	1.351	2.590	.865	1.579
Distributions
Dividends from Net Investment Income	(.366)	(.714)	(.789)	(.799)	(.786)	(.780)
Distributions from Realized Capital Gains	(1.028)	(.466)	(.282)	(1.041)	(.309)	(.269)
Total Distributions	(1.394)	(1.180)	(1.071)	(1.840)	(1.095)	(1.049)
Net Asset Value, End of Period	$27.74	$29.31	$27.46	$27.18	$26.43	$26.66
Total Return[2]	-0.69%	11.22%	5.19%	10.54%	3.28%	6.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,141	$12,629	$12,260	$12,864	$12,398	$14,220
Ratio of Total Expenses to Average Net Assets[3]	0.23%	0.23%	0.23%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.51%	2.86%	3.08%	2.93%	2.95%
Portfolio Turnover Rate[4]	26%	39%	53%	28%	36%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.00%, and (0.00%).
4	Includes 2%, 4%, 7%, 2%, 4%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$70.99	$66.51	$65.85	$64.03	$64.57	$63.30
Investment Operations
Net Investment Income[1]	.890	1.801	1.923	1.990	1.934	1.908
Net Realized and Unrealized Gain (Loss) on Investments	(1.286)	5.585	1.379	4.331	.226	1.945
Total from Investment Operations	(.396)	7.386	3.302	6.321	2.160	3.853
Distributions
Dividends from Net Investment Income	(.913)	(1.777)	(1.959)	(1.979)	(1.951)	(1.932)
Distributions from Realized Capital Gains	(2.491)	(1.129)	(.683)	(2.522)	(.749)	(.651)
Total Distributions	(3.404)	(2.906)	(2.642)	(4.501)	(2.700)	(2.583)
Net Asset Value, End of Period	$67.19	$70.99	$66.51	$65.85	$64.03	$64.57
Total Return[2]	-0.65%	11.29%	5.24%	10.62%	3.38%	6.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,241	$54,153	$48,044	$45,092	$40,756	$39,974
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.51%	2.57%	2.93%	3.15%	3.00%	3.02%
Portfolio Turnover Rate[4]	26%	39%	53%	28%	36%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.00%, and (0.00%).
4	Includes 2%, 4%, 7%, 2%, 4%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Notes to Financial Statements
Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Wellesley Income Fund
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Wellesley Income Fund
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2022, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the

Wellesley Income Fund
absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
7. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of

Wellesley Income Fund
securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums

Wellesley Income Fund
and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the six months ended March 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets, before a net increase of $3,285,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,255,000, representing less than 0.01% of the fund’s net assets and 0.90% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Wellesley Income Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,940,303	—	7,940,303
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,728,908	—	1,728,908
Corporate Bonds	—	27,436,457	—	27,436,457
Sovereign Bonds	—	623,964	—	623,964
Taxable Municipal Bonds	—	1,895,967	—	1,895,967
Common Stocks	25,131,763	—	—	25,131,763
Temporary Cash Investments	334,165	895,252	—	1,229,417
Total	25,465,928	40,520,851	—	65,986,779
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	20,119	—	—	20,119
Swap Contracts	965[1]	—	—	965
Total	21,084	—	—	21,084
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At March 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation—Futures Contracts[1]	20,119	—	20,119
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	965	965
Total Liabilities	20,119	965	21,084
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Wellesley Income Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(39,544)	—	(39,544)
Swap Contracts	—	8,760	8,760
Realized Net Gain (Loss) on Derivatives	(39,544)	8,760	(30,784)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(20,092)	—	(20,092)
Swap Contracts	—	(965)	(965)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(20,092)	(965)	(21,057)
F.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	57,999,580
Gross Unrealized Appreciation	9,875,693
Gross Unrealized Depreciation	(1,909,578)
Net Unrealized Appreciation (Depreciation)	7,966,115
G.	During the six months ended March 31, 2022, the fund purchased $8,538,400,000 of investment securities and sold $9,259,439,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,546,115,000 and $7,764,074,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	903,089	31,207	2,163,754	75,141
Issued in Lieu of Cash Distributions	551,142	19,373	486,894	17,091
Redeemed	(1,264,227)	(43,788)	(3,116,394)	(107,831)
Net Increase (Decrease)—Investor Shares	190,004	6,792	(465,746)	(15,599)
Admiral Shares
Issued	3,590,356	51,262	8,167,154	116,710
Issued in Lieu of Cash Distributions	2,320,062	33,670	1,867,003	27,049
Redeemed	(3,857,306)	(55,316)	(7,188,585)	(103,297)
Net Increase (Decrease)—Admiral Shares	2,053,112	29,616	2,845,572	40,462

Wellesley Income Fund
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellesley Income Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellesley Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

"Bloomberg®" and Bloomberg U.S. Credit A or Better Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Wellesley Income Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Wellesley Income Fund or any member of the public regarding the advisability of investing in securities generally or in the Wellesley Income Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Credit A or Better Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Wellesley Income Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Wellesley Income Fund into consideration in determining, composing or calculating the Bloomberg U.S. Credit A or Better Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Wellesley Income Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Wellesley Income Fund’s customers, in connection with the administration, marketing or trading of the Wellesley Income Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE WELLESLEY INCOME FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE WELLESLEY INCOME FUND OR BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
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Q272 052022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.